Leases - Supplemental cash flow information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Cash payments for operating leases	¥ 2,496	$ 383	¥ 1,620